Document and Entity Information (USD $)	3 Months Ended
Nov. 30, 2011
Document and Entity Information:
Entity Registrant Name	DE Acquisition 9, Inc.
Document Type	10-Q
Document Period End Date	Nov. 30, 2011
Amendment Flag	true
Amendment Description	To include XBRL tables
Entity Central Index Key	0001514373
Current Fiscal Year End Date	--02-29
Entity Common Stock, Shares Outstanding	10,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3